Organization and principal activities (Tables)	12 Months Ended
Sep. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of subsidiaries company

Upon completion of the reorganizations, acquisition and disposition mentioned above, the Company has subsidiaries in countries and jurisdictions including the Cayman Islands, and Hong Kong. Details of the Company and its subsidiaries are set out below:

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
DarkIris	May 31, 2024	Cayman Islands	Parent	Holding company
Quantum	March 19, 2021	Hong Kong, China	100%	Software development, internet sales, wholesale and retail of cultural products
Stellar	May 11, 2018	Hong Kong, China	100%	Software development, internet sales, wholesale and retail of cultural products